Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Reserves	Accumulated other comprehensive (loss) income	Deficit
Balance at Dec. 31, 2018	$ (39,749)	$ 172,955	$ 22,199	$ 1,688	$ (236,591)
Balance (Shares) at Dec. 31, 2018		174,807
Statement [Line Items]
Adjustment in equity	2				2
Loss and comprehensive loss	(7,619)			(2,095)	(5,524)
Share-based compensation	340		340
Issuance of share capital – share options, value	46	$ 140	(94)
Issuance of share capital – share options, shares		663
Balance at Dec. 31, 2019	$ (46,980)	$ 173,095	22,445	(407)	(242,113)
Balance (Shares) at Dec. 31, 2019	175,470	175,470
Statement [Line Items]
Loss and comprehensive loss	$ (7,114)			(1,114)	(6,000)
Share-based compensation	538		538
Issuance of share capital – private placement, value	3,313	$ 2,912	401
Issuance of share capital – private placement, shares		10,278
Issuance of share capital – share options, value	120	$ 299	(179)
Issuance of share capital – share options, shares		782
Share issuance costs	(85)	$ (85)
Balance at Dec. 31, 2020	$ (50,208)	$ 176,221	23,205	(1,521)	(248,113)
Balance (Shares) at Dec. 31, 2020	186,530	186,530
Statement [Line Items]
Loss and comprehensive loss	$ (7,711)			(156)	(7,555)
Share-based compensation	735		735
Issuance of share capital – share options, value	88	$ 539	(451)
Issuance of share capital – share options, shares		1,595
Issuance of share capital – warrants, value	1,994	$ 2,755	(761)
Issuance of share capital – warrants, shares		4,563
Balance at Dec. 31, 2021	$ (55,102)	$ 179,515	$ 22,728	$ (1,677)	$ (255,668)
Balance (Shares) at Dec. 31, 2021	192,688	192,688